Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss before tax	$ (61,270)	$ (78,495)	$ (87,585)
Adjustments for non-monetary items
Depreciation	4,575	5,508	3,791
Amortization	4,021	2,828	1,780
Finance (income) expense, net	(5,210)	2,934	(685)
Fair value adjustments on warrant obligations	(370)	0	0
Expected credit loss allowance	(523)	214	(467)
Share-based compensation	16,488	15,242	13,613
Intangible assets write-off	0	0	73
Movements in provisions and pensions	1,617	308	953
Research tax credit	(726)	(1,129)	(1,292)
Loss on disposal of property and equipment	0	28	0
Gain on disposal of lease liability	0	(733)	0
Working capital changes
Decrease (Increase) in accounts receivable	5,892	(6,500)	1,332
(Increase) decrease in prepaids and other assets	(1,157)	1,375	(977)
Decrease (Increase) in inventory	69	(874)	(200)
(Decrease) Increase in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	(7,385)	6,871	(1,428)
Cash used in operating activities	(43,979)	(52,423)	(71,092)
Income tax paid	(536)	(801)	0
Interest paid	(1,728)	(6)	(266)
Interest received	3,421	4,655	1,265
Net cash flows used in operating activities	(42,822)	(48,575)	(70,093)
Investing activities
Purchase of property and equipment	(244)	(1,494)	(4,097)
Acquisition of intangible assets	(195)	(263)	(464)
Capitalized development costs	(7,737)	(7,469)	(5,820)
Proceeds upon maturity of term deposits	0	17,546	78,533
Purchase of term deposits	0	0	(26,179)
Net cash flow (used in) provided from investing activities	(8,176)	8,320	41,973
Financing activities
Proceeds from exercise of share options	405	226	748
Proceeds from borrowings, net of transaction costs	13,930	0	0
Payments of principal portion of lease liabilities	(2,750)	(3,043)	(2,316)
Net cash flow provided from (used in) financing activities	11,585	(2,817)	(1,568)
Decrease in cash and cash equivalents	(39,413)	(43,072)	(29,688)
Effect of exchange differences on cash balances	(3,612)	5,018	(1,969)
Cash and cash equivalents at beginning of the year	123,251	161,305	192,962
Cash and cash equivalents at end of the year	$ 80,226	$ 123,251	$ 161,305